Fair value measurement - Schedule of Fair Value Measurement of Equity (Detail) € in Thousands	6 Months Ended
Jun. 30, 2025 EUR (€)
Disclosure of fair value measurement of equity [line items]
At beginning of period	€ 982,887
At end of period	952,435
Level 3
Disclosure of fair value measurement of equity [line items]
At beginning of period	59,356
Investments	2,219
Disposals	(5,853)
Fair value adjustments	2,851
Realized gains	145
Exchange rate losses	(2,137)
At end of period	€ 56,581